Note 4 - Discontinued Operations (Details) - Results of the Discontinued Operations (CNY) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
RMB
Net income from discontinued operations	127,553
Datong Segment [Member]
RMB
Net revenues	65,854
Profit before tax	2,062
Gain on the disposal of Datong	177,949
Income tax	(52,458)
Net income from discontinued operations	127,553